ASSETS HELD FOR SALE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities Classified as Assets Held for Sale

The following table summarizes the assets and liabilities that have been classified as Assets held for sale on the Company’s unaudited condensed consolidated balance sheets:

	March 31,			December 31,
	2020			2019
	Total California	Other	Total	Oakmont	Other	Total
Assets
Current assets:
Accounts receivable, net of allowance	$1,576	$—	$1,576	$580	$—	$580
Prepaid expenses	—	—	—	34	—	34
Other current assets	163	—	163	35	—	35

Total current assets held for sale	1,739	—	1,739	649	—	649
Long-term accounts receivable, net of allowance	5,102	—	5,102	3,194	—	3,194
Cemetery property	15,439	350	15,789	5,811	350	6,161
Property and equipment, net of accumulated depreciation	8,888	—	8,888	2,762	150	2,912
Merchandise trusts, restricted, at fair value	20,127	—	20,127	6,673	—	6,673
Perpetual care trusts, restricted, at fair value	21,917	—	21,917	2,470	—	2,470
Deferred selling and obtaining costs	2,361	—	2,361	1,388	—	1,388
Other assets	1,927	—	1,927	411	—	411

Total assets held for sale	$77,500	$350	$77,850	$23,358	$500	$23,858

Liabilities
Current liabilities:
Accounts payable and accrued liabilities	$234	$—	$234	$102	$—	$102
Current portion, long-term debt	—	—	—	36	—	36
Other current liabilities	—	—	—	5,000	—	5,000

Total current liabilities held for sale	234	—	234	5,138	—	5,138

Deferred revenues	28,841	—	28,841	12,856	—	12,856
Perpetual care trust corpus	21,917	—	21,917	2,470	—	2,470
Other long-term liabilities	1,445	—	1,445	204	—	204

Total liabilities held for sale	52,437	—	52,437	20,668	—	20,668

Net assets held for sale	$25,063	$350	$25,413	$2,690	$500	$3,190

The following table summarizes the assets and liabilities that have been classified as Assets held for sale on the Company’s consolidated balance sheets as of December 31, 2019 and 2018:

	December 31,			December 31,
	2019			2018
	Oakmont	Other	Total	Other
Assets
Current assets:
Accounts receivable, net of allowance	$580	$—	$580	$—
Prepaid expenses	34	—	34	—
Other current assets	35	—	35	—

Total current assets held for sale	649	—	649	—
Long-term accounts receivable, net of allowance	3,194	—	3,194	—
Cemetery property	5,811	350	6,161	350
Property and equipment, net of accumulated depreciation	2,762	150	2,912	407
Merchandise trusts, restricted, at fair value	6,673	—	6,673	—
Perpetual care trusts, restricted, at fair value	2,470	—	2,470	—
Deferred selling and obtaining costs	1,388	—	1,388	—
Other assets	411	—	411	—

Total assets held for sale	$23,358	$500	$23,858	$757

Liabilities
Current liabilities:
Accounts payable and accrued liabilities	$102	$—	$102	$—
Current portion, long-term debt	36	—	36	—
Other current liabilities	5,000	—	5,000

Total current liabilities held for sale	5,138	—	5,138	—

Deferred revenues	12,856	—	12,856	—
Perpetual care trust corpus	2,470	—	2,470	—
Other long-term liabilities	204	—	204	—

Total liabilities held for sale	20,668	—	20,668	—

Net assets held for sale	$2,690	$500	$3,190	$757